INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2024	2023

Raw materials	$642	$1,915
Work in progress	695	457
Finished products	3,620	4,806

	$4,957	$7,178